Related Party Transactions and Balances - Schedule of Accounts Payable and Other Payable and Due to Related Parties (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Flakeshield [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total accounts payable	$ 476	$ 480
Acmos [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total accounts payable		4,327
Other payable	331	333
Related Party [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total accounts payable	476	4,807
Total due to related parties	4,284,884	4,341,625
Mr. Lew [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	4,930	19,295
Ms. Lim [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	(2,020)	740
Ms. Law [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	19,747	27,475
Mr. Loo [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	18,670	18,554
Carlico [Member]
Schedule of Accounts Payable and Other Payable and Due to Related Parties [Line Items]
Total due to related parties	$ 4,243,557	$ 4,275,561